FEDERATED HERMES TOTAL RETURN SERIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 29, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES TOTAL RETURN SERIES, INC. (the “Registrant”)
Federated Hermes Total Return Bond Fund Class A Shares Class B Shares Class C Shares Class R Shares Class R6 Shares Institutional Shares Service Shares (the “Fund)

1933 Act File No. 33-50773 1940 Act File No. 811-7115

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated January 31, 2021 that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which were electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 101 on January 27, 2021.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary